Brown Advisory Sustainable Bond Fund
Schedule of Investments
September 30, 2023 (Unaudited)

MORTGAGE BACKED SECURITIES - 32.3%	Principal Amount	Value
Federal Home Loan Mortgage Corp.		$–
Series 2015-HQ2, Class M3, 8.68% (30 day avg SOFR US + 3.36%), 05/25/2025	62,216	63,004
Series 4094, Class NI, 2.50%, 03/15/2027 (a)	199,525	2,333
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	278,403
Series 4107, Class LI, 3.00%, 08/15/2027 (a)	1,608,247	102,732
Pool G31063, 3.50%, 11/01/2037	600,732	539,086
Series 4143, Class IA, 3.50%, 09/15/2042 (a)	1,086,498	90,909
Series Q010, Class APT1, 4.92%, 04/25/2046 (b)	86,056	85,586
Series Q007, Class APT1, 5.71%, 10/25/2047 (b)	147,810	147,129
Pool QC5510, 3.50%, 07/01/2051	1,089,115	939,390
Pool RA6064, 2.50%, 09/01/2051	5,072,534	4,118,839
Pool SD3234, 2.50%, 12/01/2051	7,781,438	6,180,007
Pool QD7054, 3.00%, 02/01/2052	1,779,860	1,475,468
Pool RA6699, 3.50%, 02/01/2052	1,846,960	1,591,604
Pool QD5888, 3.50%, 02/01/2052	1,840,671	1,586,211
Pool QD7450, 3.00%, 03/01/2052	1,754,743	1,456,491
Pool QE0380, 2.50%, 04/01/2052	162,894	130,588
Pool SD3100, 3.50%, 09/01/2052	6,990,301	6,038,913
Pool SD2875, 5.00%, 05/01/2053	3,366,292	3,193,497
Federal National Mortgage Association		$–
Pool BS4700, 2.43%, 02/01/2032	1,620,000	1,263,006
Series 2021-95, Class WI, 0.00%, 02/25/2035 (a)(b)	4,824,630	144,288
Pool MA2897, 3.00%, 02/01/2037	425,910	380,332
Series 2012-65, Class HJ, 5.00%, 07/25/2040	193,374	187,806
Pool 467095, 5.90%, 01/01/2041	245,118	252,953
Pool 469130, 4.87%, 10/01/2041	161,346	154,524
Pool BH7686, 4.50%, 12/01/2047	97,144	90,360
Pool BK5105, 5.50%, 05/01/2048	142,103	138,773
Pool BK8032, 5.50%, 06/01/2048	212,216	207,871
Pool BN4936, 5.50%, 12/01/2048	145,294	141,145
Pool BN4921, 5.50%, 01/01/2049	145,546	141,236
Pool FM8754, 3.00%, 09/01/2051	5,497,500	4,592,427
Pool BT7699, 4.00%, 09/01/2051	1,826,928	1,681,189
Pool FS0031, 2.50%, 10/01/2051	1,185,493	943,263
Pool FS1480, 2.50%, 11/01/2051	615,494	492,539
Pool FS0491, 3.50%, 01/01/2052	2,746,380	2,369,008
Pool FS0731, 2.00%, 02/01/2052	1,066,281	821,899
Pool CB2909, 3.50%, 02/01/2052	1,754,078	1,511,516
Pool MA4565, 3.50%, 03/01/2052	2,440,125	2,103,569
Pool BV4532, 3.50%, 03/01/2052	1,827,136	1,574,332
Pool FS5458, 5.50%, 08/01/2053	6,992,974	6,763,846
Federal National Mortgage Association, TBA		$–
2.00%, 10/15/2053	25,660,000	19,523,651
2.50%, 10/15/2053	6,045,000	4,798,917
3.00%, 10/15/2053	9,100,000	7,525,629
4.00%, 10/15/2053	24,700,000	21,992,648
4.50%, 10/15/2053	7,200,000	6,611,063
Ginnie Mae I Pool		$–
Pool 781950, 4.50%, 07/15/2035	523,601	497,597
Pool 723334, 5.00%, 09/15/2039	231,765	226,766
Pool 783467, 4.00%, 10/15/2041	2,720,243	2,522,791
Ginnie Mae II Pool		$–
Pool MA7106, 2.00%, 01/20/2036	630,665	542,390
Pool MA7164, 2.00%, 02/20/2036	618,061	531,517
Pool MA2754, 3.50%, 04/20/2045	1,039,777	928,170
Pool 784507, 4.00%, 12/20/2047	3,161,454	2,887,431
Pool MA7774, 6.00%, 11/20/2051	266,143	274,408
GNMA, TBA		$–
2.00%, 10/15/2053	26,785,000	21,180,029
2.50%, 10/15/2053	16,800,000	13,733,315
3.00%, 10/15/2053	8,800,000	7,459,375
3.50%, 10/15/2053	5,350,000	4,686,684
4.00%, 10/15/2053	14,434,000	13,005,823
4.50%, 10/15/2053	4,915,000	4,540,807
Government National Mortgage Association		$–
Series 2017-167, Class SE, 0.76% (1 mo Term SOFR + 6.09%), 11/20/2047 (a)	1,887,354	176,730
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,149	649,819
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	926,682
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,335,608
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	1,017,768
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,854,516
Series 2014-45, Class BI, 0.54%, 07/16/2054 (a)(b)	369,149	3,999
Series 2014-135, Class IO, 0.43%, 01/16/2056 (a)(b)	230,110	4,126
Series 2015-172, Class IO, 0.62%, 03/16/2057 (a)(b)	224,103	4,704
Series 2016-40, Class IO, 0.61%, 07/16/2057 (a)(b)	429,053	9,048
Series 2016-56, Class IO, 1.01%, 11/16/2057 (a)(b)	287,287	12,250
Series 2016-98, Class IO, 0.85%, 05/16/2058 (a)(b)	438,076	16,638
Series 2021-84, Class ED, 1.00%, 07/16/2060	8,413,141	5,798,066
Seasoned Credit Risk Transfer Trust		$–
Series 2017-1, Class M1, 4.00%, 01/25/2056 (b)(c)	63,610	63,021
TOTAL MORTGAGE BACKED SECURITIES (Cost $215,827,888)		199,318,058

CORPORATE BONDS - 27.6%	Principal Amount	Value
AbbVie, Inc.		$–
2.60%, 11/21/2024	6,155,000	5,935,932
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		$–
1.65%, 10/29/2024	3,360,000	3,197,380
3.00%, 10/29/2028	7,440,000	6,382,844
AIB Group PLC		$–
7.58% (Fixed until 10/14/25, then SOFR + 3.46%), 10/14/2026 (c)	3,110,000	3,168,305
6.61% (Fixed until 09/13/28, then SOFR + 2.33%), 09/13/2029 (c)	3,000,000	2,989,475
Aptiv PLC		$–
3.25%, 03/01/2032	7,685,000	6,303,325
AT&T, Inc.		$–
4.35%, 03/01/2029	6,825,000	6,353,253
Bio-Rad Laboratories, Inc.		$–
3.70%, 03/15/2032	7,260,000	6,114,805
Broadcom, Inc.		$–
4.30%, 11/15/2032	7,100,000	6,196,575
CaixaBank S.A.		$–
6.84% (Fixed until 09/13/33, then SOFR + 2.77%), 09/13/2034 (c)	6,000,000	5,884,993
Carrier Global Corp.		$–
2.24%, 02/15/2025	3,260,000	3,099,105
Consolidated Edison Co. of New York, Inc.		$–
3.35%, 04/01/2030	5,385,000	4,732,459
Crown Castle, Inc.		$–
3.30%, 07/01/2030	7,450,000	6,293,526
DH Europe Finance II Sarl		$–
2.60%, 11/15/2029	7,335,000	6,308,300
Equinix, Inc.		$–
3.20%, 11/18/2029	7,395,000	6,338,456
Ferguson Finance PLC		$–
4.65%, 04/20/2032 (c)	6,960,000	6,253,714
Fortis, Inc.		$–
3.06%, 10/04/2026	6,895,000	6,323,011
Kreditanstalt fuer Wiederaufbau		$–
0.63%, 01/22/2026	26,100,000	23,612,135
Marvell Technology, Inc.		$–
5.95%, 09/15/2033	6,385,000	6,270,480
Micron Technology, Inc.		$–
6.75%, 11/01/2029	3,100,000	3,151,739
Nationwide Building Society		$–
4.30% (Fixed until 03/08/28, then 3 mo. LIBOR US + 1.45%), 03/08/2029 (c)	3,465,000	3,183,391
NatWest Group PLC		$–
5.08% (Fixed until 01/27/29, then 3 mo. LIBOR US + 1.91%), 01/27/2030	3,375,000	3,147,862
8.00% (Fixed until 08/10/25, then 5 Year Swap Rate USD + 5.72%), Perpetual	3,275,000	3,185,576
Revvity, Inc.		$–
2.25%, 09/15/2031	8,225,000	6,261,185
Roper Technologies, Inc.		$–
1.75%, 02/15/2031	6,120,000	4,647,241
Societe Generale S.A.		$–
2.80% (Fixed until 01/19/27, then 1 Year CMT Rate + 1.30%), 01/19/2028 (c)	7,155,000	6,363,548
Sprint Capital Corp.		$–
8.75%, 03/15/2032	5,435,000	6,292,241
Trimble, Inc.		$–
6.10%, 03/15/2033	6,455,000	6,328,774
Veralto Corp.		$–
5.45%, 09/18/2033 (c)	6,365,000	6,160,590
TOTAL CORPORATE BONDS (Cost $178,827,810)		170,480,220

FOREIGN GOVERNMENT BOND - 23.6%	Principal Amount	Value
Asian Development Bank		$–
2.88%, 05/06/2025	24,830,000	23,909,946
1.88%, 03/15/2029	10,200,000	8,810,635
Council of Europe Development Bank		$–
3.00%, 06/16/2025	14,100,000	13,564,292
European Investment Bank		$–
2.75%, 08/15/2025	23,915,000	22,901,641
1.38%, 03/15/2027	24,655,000	21,996,563
Inter-American Development Bank		$–
5.29% (SOFR + 0.28%), 04/12/2027	10,625,000	10,601,512
Inter-American Development Bank		$–
0.88%, 04/20/2026	22,670,000	20,463,317
International Bank for Reconstruction & Development		$–
0.63%, 04/22/2025	25,400,000	23,610,441
TOTAL FOREIGN GOVERNMENT BOND (Cost $148,739,076)		145,858,347

U.S. TREASURY SECURITIES - 13.2%	Principal Amount	Value
United States Treasury Bond		$–
3.88%, 02/15/2043	2,650,000	2,306,742
United States Treasury Note		$–
3.25%, 06/30/2027	6,270,000	5,958,214
3.88%, 12/31/2027	2,445,000	2,369,931
3.50%, 04/30/2028	2,980,000	2,840,662
2.88%, 05/15/2028	12,560,000	11,641,550
2.88%, 04/30/2029	3,800,000	3,470,914
3.50%, 04/30/2030	3,486,000	3,263,087
0.88%, 11/15/2030	11,765,000	9,155,560
1.88%, 02/15/2032	20,490,000	16,647,324
3.50%, 02/15/2033	4,805,000	4,409,338
United States Treasury STRIP		$–
4.25%, 05/15/2043 (d)	53,020,000	19,575,244
TOTAL U.S. TREASURY SECURITIES (Cost $90,467,991)		81,638,566

ASSET BACKED SECURITIES - 6.5%	Principal Amount	Value
American Homes 4 Rent Trust		$–
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (c)	540,000	530,541
Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (c)	520,000	502,874
AmeriCredit Automobile Receivables Trust		$–
Series 2020-2, Class C, 1.48%, 02/18/2026	1,000,000	974,431
CarMax Auto Owner Trust		$–
Series 5.72000, Class A2A, 5.72%, 11/16/2026	2,870,000	2,877,335
Series 2021-2, Class C, 1.34%, 02/16/2027	2,255,000	2,075,685
CNH Equipment Trust		$–
Series 2023-B, Class A2, 5.90%, 02/16/2027	5,150,000	5,158,389
Series 2020-A, Class A4, 1.51%, 04/15/2027	1,000,000	982,308
Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,403,246
Dext ABS LLC		$–
Series 2021-1, Class A, 1.12%, 02/15/2028 (c)	1,076,409	1,039,968
Series 2021-1, Class B, 1.76%, 02/15/2028 (c)	870,000	801,855
Drive Auto Receivables Trust		$–
Series 2019-3, Class D, 3.18%, 10/15/2026	430,644	430,104
Series 2020-1, Class D, 2.70%, 05/17/2027	813,243	802,204
FHF Trust		$–
Series 2021-2A, Class A, 0.83%, 12/15/2026 (c)	387,790	371,765
Series 2021-1A, Class A, 1.27%, 03/15/2027 (c)	579,518	560,025
GM Financial Automobile Leasing Trust		$–
Series 2021-2, Class C, 1.01%, 05/20/2025	1,000,000	989,583
HPEFS Equipment Trust		$–
Series 2021-2A, Class B, 0.61%, 09/20/2028 (c)	1,975,000	1,964,830
Series 2021-1A, Class D, 1.03%, 03/20/2031 (c)	2,000,000	1,954,449
John Deere Owner Trust		$–
Series 2023-B, Class A2, 5.59%, 06/15/2026	3,775,000	3,779,090
Series 2023-C, Class A2, 5.76%, 08/17/2026	5,850,000	5,850,161
JPMorgan Chase Bank NA		$–
Series 2021-3, Class B, 0.76%, 02/26/2029 (c)	951,201	909,794
MVW Owner Trust		$–
Series 2017-1A, Class A, 2.42%, 12/20/2034 (c)	652,394	637,085
Newtek Small Business Loan Trust		$–
Series 2018-1, Class A, 7.95% (Prime Rate + (0.55%)), 02/25/2044 (c)	510,786	506,283
Oportun Funding LLC		$–
Series 2019-A, Class A, 3.08%, 08/08/2025 (c)	96,064	95,283
PFS Financing Corp		$–
Series 2021-A, Class A, 0.71%, 04/15/2026 (c)	1,075,000	1,044,154
SoFi Consumer Loan Program Trust		$–
Series 2021-1, Class A, 0.49%, 09/25/2030 (c)	60,500	60,005
Tesla Auto Lease Trust		$–
Series 2021-A, Class C, 1.18%, 03/20/2025 (c)	2,705,000	2,673,291
TOTAL ASSET BACKED SECURITIES (Cost $40,842,852)		39,974,738

MUNICIPAL BONDS - 1.3%	Principal Amount	Value
California Health Facilities Financing Authority		$–
3.03%, 06/01/2034	2,650,000	2,129,837
Colorado Health Facilities Authority		$–
3.36%, 12/01/2030	1,325,000	1,118,523
Honolulu Hawaii		$–
3.00%, 09/01/2027	100,000	93,081
Los Angeles California Community College District/CA		$–
6.60%, 08/01/2042	30,000	32,939
Los Angeles California Wastewater System Revenue		$–
3.49%, 06/01/2029	430,000	393,906
Maryland Community Development Administration		$–
3.24%, 09/01/2048	15,000	14,609
Metropolitan Pier & Exposition Authority		$–
3.96%, 12/15/2026	3,300,000	3,101,457
New York City New York Housing Development Corp.		$–
2.71%, 08/01/2031	1,000,000	801,940
University of California		$–
2.99%, 05/15/2026	355,000	334,701
University of North Texas System		$–
3.69%, 04/15/2030	25,000	22,643
TOTAL MUNICIPAL BONDS (Cost $9,257,503)		8,043,636

SHORT-TERM INVESTMENTS - 15.9%
Money Market Funds - 15.6%	Shares
First American Government Obligations Fund - Class Z, 5.22%(e)	96,334,597	96,334,597
Total Money Market Funds		96,334,597

U.S. Treasury Bills - 0.3%	Principal Amount
United States Treasury Bill, 5.30%, 10/12/2023(f)	2,050,000	2,046,998
Total U.S. Treasury Bills		2,046,998
TOTAL SHORT-TERM INVESTMENTS (Cost $98,381,323)		98,381,595

TOTAL INVESTMENTS - 120.4% (Cost $782,344,443)		743,695,160
Liabilities in Excess of Other Assets - (20.4)%		(126,227,364)
TOTAL NET ASSETS - 100.0%		$617,467,796

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP Separate Trading of Registered Interest and Principal
TBA - To be Announced

(a)	Interest only security.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2023.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
(e)	The rate shown represents the 7-day effective yield as of September 30, 2023.
(f)	This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Schedule of Open Futures Contracts
September 30, 2023 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	88	12/29/2023	$17,893,554	$17,838,563	$(54,991)
U.S. Treasury 5 Year Note	370	12/29/2023	39,342,007	38,982,969	(359,038)
U.S. Treasury Ultra Bonds	345	12/19/2023	44,035,992	40,947,187	(3,088,805)
			$101,271,553	$97,768,719	$(3,502,834)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	(179)	12/19/2023	$(21,464,128)	$(20,366,844)	$1,097,284
10 Year U.S. Ultra Treasury Notes	(9)	12/19/2023	(1,045,529)	(1,004,063)	41,466
U.S. Treasury 10 Year Notes	(51)	12/19/2023	(5,595,553)	(5,511,187)	84,366
			$(28,105,210)	$(26,882,094)	$1,223,116
			Total Unrealized Appreciation (Depreciation)		$(2,279,718)

There is no variation margin due to or from the Fund as of the date of this report. The Fund’s investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Fixed Income Securities:
Mortgage Backed Securities	$–	$199,318,058	$–
Corporate Bonds	–	170,480,220	–
Foreign Government Bond	–	145,858,347	–
U.S. Treasury Securities	–	81,638,566	–
Asset Backed Securities	–	39,974,738	–
Municipal Bonds	–	8,043,636	–
Total Fixed Income Securities	–	645,313,565	–

Short-Term Investments:	–	–	–
U.S. Treasury Bills	–	2,046,998	–
Money Market Funds	96,334,597	–	–
Total Short-Term Investments	96,334,597	2,046,998	–

Total Investments in Securities	$96,334,597	$647,360,563	$–